Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	24 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000049094 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.35%	23.37%		4.54%	3.60%
C000050169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.44%	19.18%		(4.14%)	0.25%
C000065074 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.42%)	2.13%		5.34%	4.28%
C000141932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.80%	30.12%		1.02%	3.95%
C000237280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.70%	27.89%	7.55%
S And P Developed ex US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index
Average Annual Return, Percent	4.62%	21.21%		(3.26%)	1.06%
FTSE All World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All World ex-US Index
Average Annual Return, Percent	5.67%	24.32%		6.03%	5.00%
S And P Global Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
Average Annual Return, Percent	10.50%	32.18%		10.49%	8.72%
FTSE All World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World Index
Average Annual Return, Percent	10.79%	32.47%	17.96%	11.02%	9.04%
Dow Jones EPAC Select Dividend IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones EPAC Select Dividend IndexTM
Average Annual Return, Percent	6.54%	23.82%		4.38%	3.59%
FTSE EPRA Nareit Developed ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed ex US Index
Average Annual Return, Percent	4.80%	19.47%		(4.09%)	0.39%
S And P Global Clean Energy IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy IndexTM
Average Annual Return, Percent	(0.77%)	2.29%		5.48%	4.01%
FTSE EPRA Nareit Global REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Global REITs Index
Average Annual Return, Percent	16.05%	29.21%		0.25%	3.16%
FTSE EPRA Nareit Developed Green Target Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Green Target Index
Average Annual Return, Percent	14.06%	27.46%	7.03%